                         SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 2, 1996,
                TO THE CLASS A PROSPECTUS DATED JANUARY 31, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Furman Selz Capital Management LLC ("Furman Selz") as a sub-adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"), effective October 1, 1996. Furman Selz was approved as sub-advisor at the Quarterly Meeting of the Board of Trustees held on September 16-17, 1996, and its appointment does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's Shareholders at a Special Meeting of Shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Furman Selz, the Trustees received written and oral information from both SEI Financial Management Corporation ("SFM") and Furman Selz. SFM recommended the selection of Furman Selz and reviewed the considerations and the search process that led to the recommendation. The Trustees also met with representatives of Furman Selz and considered information about portfolio managers, investment philosophy, strategies and process, as well as performance track record, among other factors. In appointing Furman Selz, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Furman Selz; (2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of Furman Selz's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. Trustees also reviewed the fees to be paid to Furman Selz, including any benefits to be received by Furman Selz or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SFM (the "Adviser") and Furman Selz relating to the Portfolio, Furman Selz makes investment decisions for the assets of the Portfolio allocated to it by SFM, and continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Furman Selz is independent of SFM and discharges its responsibilities subject to the supervision of SFM and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub- advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub- Advisory Agreement will remain in effect until September 1998 (unless earlier terminated) and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Furman Selz as a sub-adviser to the Portfolio, "The Sub- Advisers" section on page 15 of the Prospectus is amended by inserting the following disclosure:

FURMAN SELZ CAPITAL MANAGEMENT LLC

Furman Selz Capital Management LLC ("Furman Selz") acts as a sub-adviser for a portion of the assets of the Small Cap Growth Portfolio.

Furman Selz, a Delaware limited liability company whose predecessor was formed in 1977, is a registered investment adviser that managed approximately $7 billion in assets as of August 31, 1996. Furman Selz is a wholly-owned subsidiary of Furman Selz Holdings LLC. Furman Selz's principal business address is 230 Park Avenue, New York, NY 10169. Matthew S. Price and David C. Campbell, Managing Directors/Portfolio Managers of Furman Selz, are primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Portfolio. Prior to joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

The Adviser will pay Furman Selz a fee based on a percentage of the average monthly market value of the assets of the Portfolio assigned to it.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Furman Selz. The principal business address and the principal executive officer and each of the directors, as it relates to their position at Furman Selz is 230 Park Avenue, New York, New York 10169.

NAME                                                 TITLE

Edmund Hajim                                         Chairman & President
H. Kent Atkins                                       Senior Managing Director
Robert Buckles                                       Senior Managing Director
Roger Felberbaum                                     Senior Managing Director
Richard Hoffman                                      Senior Managing Director
Robert Sandroni                                      Senior Managing Director
William Storff                                       Senior Managing Director
Nathalie Badan                                       Managing Director
Jerrold Bertner                                      Managing Director
David Campbell                                       Managing Director
Karen Cronk                                          Managing Director
Donald Gimbel                                        Managing Director
Carl Goldsmith                                       Managing Director
Richard Hatz                                         Managing Director
William Hibschman                                    Managing Director
Rodney McBride                                       Managing Director
Leighton McIlvaine                                   Managing Director
Margaret Preston                                     Managing Director
Matthew Price                                        Managing Director
Robert Schonbrum                                     Managing Director
Alan Segars                                          Managing Director
Burke Vandermast                                     Managing Director



The section entitled "1838 Investment Advisors, L.P." on page 15 of the Prospectus is amended to reflect that Holly Guthrie is no longer a fund manager for the Small Cap Growth Portfolio.

The following is added to the "Purchase and Redemption of Shares" section on page 23 of the Prospectus:

        The minimum initial investment in a Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 2, 1996,
                TO THE CLASS D PROSPECTUS DATED JANUARY 31, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Furman Selz Capital Management LLC ("Furman Selz") as a sub-adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"), effective October 1, 1996. Furman Selz was approved as sub-advisor at the Quarterly Meeting of the Board of Trustees held on September 16-17, 1996, and its appointment does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's Shareholders at a Special Meeting of Shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Furman Selz, the Trustees received written and oral information from both SEI Financial Management Corporation ("SFM") and Furman Selz. SFM recommended the selection of Furman Selz and reviewed the considerations and the search process that led to the recommendation. The Trustees also met with representatives of Furman Selz and considered information about portfolio managers, investment philosophy, strategies and process, as well as performance track record, among other factors. In appointing Furman Selz, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Furman Selz; (2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of Furman Selz's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. Trustees also reviewed the fees to be paid to Furman Selz, including any benefits to be received by Furman Selz or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SFM (the "Adviser") and Furman Selz relating to the Portfolio, Furman Selz makes investment decisions for the assets of the Portfolio allocated to it by SFM, and continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Furman Selz is independent of SFM and discharges its responsibilities subject to the supervision of SFM and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub- advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub- Advisory Agreement will remain in effect until September 1998 (unless earlier terminated) and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Furman Selz as a sub-adviser to the Portfolio, "The Sub- Advisers" section on page 20 of the Prospectus is amended by inserting the following disclosure:

FURMAN SELZ CAPITAL MANAGEMENT LLC

Furman Selz Capital Management LLC ("Furman Selz") acts as a sub-adviser for a portion of the assets of the Small Cap Growth Portfolio.

Furman Selz, a Delaware limited liability company whose predecessor was formed in 1977, is a registered investment adviser that managed approximately $7 billion in assets as of August 31, 1996. Furman Selz is a wholly-owned subsidiary of Furman Selz Holdings LLC. Furman Selz's principal business address is 230 Park Avenue, New York, NY 10169. Matthew S. Price and David C. Campbell, Managing Directors/Portfolio Managers of Furman Selz, are primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Portfolio. Prior to joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

The Adviser will pay Furman Selz a fee based on a percentage of the average monthly market value of the assets of the Portfolio assigned to it.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Furman Selz. The principal business address and the principal executive officer and each of the directors, as it relates to their position at Furman Selz is 230 Park Avenue, New York, New York 10169.

NAME                                                 TITLE

Edmund Hajim                                         Chairman & President
H. Kent Atkins                                       Senior Managing Director
Robert Buckles                                       Senior Managing Director
Roger Felberbaum                                     Senior Managing Director
Richard Hoffman                                      Senior Managing Director
Robert Sandroni                                      Senior Managing Director
William Storff                                       Senior Managing Director
Nathalie Badan                                       Managing Director
Jerrold Bertner                                      Managing Director
David Campbell                                       Managing Director
Karen Cronk                                          Managing Director
Donald Gimbel                                        Managing Director
Carl Goldsmith                                       Managing Director
Richard Hatz                                         Managing Director
William Hibschman                                    Managing Director
Rodney McBride                                       Managing Director
Leighton McIlvaine                                   Managing Director
Margaret Preston                                     Managing Director
Matthew Price                                        Managing Director
Robert Schonbrum                                     Managing Director
Alan Segars                                          Managing Director
Burke Vandermast                                     Managing Director



The section entitled "1838 Investment Advisors, L.P." on page 20 of the Prospectus is amended to reflect that Holly Guthrie is no longer a fund manager for the Small Cap Growth Portfolio.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.